Cover Page	May 12, 2026
Cover [Abstract]
Document Type	8-K
Document Period End Date	May 12, 2026
Entity Registrant Name	Madison Air Solutions Corporation
Entity Incorporation, State or Country Code	DE
Entity File Number	001-43236
Entity Tax Identification Number	41-2529345
Entity Address, Address Line One	444 West Lake Street
Entity Address, Address Line Two	Suite 4460
Entity Address, City or Town	Chicago
Entity Address, State or Province	IL
Entity Address, Postal Zip Code	60606
City Area Code	312
Local Phone Number	262-6374
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Class A common stock, par value $0.0000001
Trading Symbol	MAIR
Security Exchange Name	NYSE
Entity Emerging Growth Company	false
Amendment Flag	false
Entity Central Index Key	0002098430